Shareholders’ Equity - Schedule of Share-Based Compensation Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Share-Based Compensation Expenses [Line Items]
Share-based compensation expense	$ 245,176	$ 607,742
Cost of revenues [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Share-based compensation expense	413	1,038
Selling expenses [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Share-based compensation expense	2,147	5,395
General and administrative expenses [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Share-based compensation expense	242,616	606,919
Research and development expenses [Member]
Schedule of Share-Based Compensation Expenses [Line Items]
Share-based compensation expense		$ (5,610)